ACCRUED AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES
ACCRUED AND OTHER CURRENT LIABILITIES
Accrued and other current liabilities as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
Product rebates	$1,094	$897
Product returns	863	708
Interest	324	337
Employee compensation and benefit costs	259	198
Income taxes payable	202	213
Legal liabilities assumed in the Salix Acquisition	47	281
Other	905	593
	$3,694	$3,227